Notes Payable - Schedule of Convertible Notes Payable (Details) (USD $)	Jun. 30, 2013	Jun. 18, 2013	Dec. 31, 2012	Oct. 12, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011
Convertible notes payable total	$ 417,709		$ 332,832	$ 50,000	$ 10,000	$ 10,000	$ 100,000
Less current portion	417,709	6,000	332,832
Convertible notes payable, noncurrent	0		0
8% Secured Convertible Notes Payable Entered In March 2012 [Member]
Convertible notes payable total	100,000		100,000
10% Secured Convertible Notes Payable Entered In April 2012 [Member]
Convertible notes payable total	10,000		10,000
10% Secured Convertible Notes Payable Entered In May 18, 2012 [Member]
Convertible notes payable total	45,000		28,125
10% Secured Convertible Notes Payable Entered In May 22, 2012 [Member]
Convertible notes payable total	70,000		40,833
10% Secured Convertible Notes Payable Entered In June 2012 [Member]
Convertible notes payable total	50,000		30,333
10% Secured Convertible Notes Payable Entered In July 2012 [Member]
Convertible notes payable total	100,000		91,666
10% Secured Convertible Notes Payable Entered In August 3, 2012 [Member]
Convertible notes payable total	10,000		8,333
10% Secured Convertible Notes Payable Entered In August 8, 2012 [Member]
Convertible notes payable total	25,000		20,834
10% Secured Convertible Notes Payable Entered In September 2012 [Member]
Convertible notes payable total	$ 7,709		$ 2,708